Share-Based Compensation (Details) - Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy	12 Months Ended
Dec. 31, 2020 $ / shares
Share-Based Compensation (Details) - Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy [Line Items]
Dividend yield
Fair value of the underlying ordinary shares (USD) (in Dollars per share)	$ 163.4 [1]
Minimum [Member]
Share-Based Compensation (Details) - Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy [Line Items]
Risk-free interest rate	0.10%
Volatility	29.80%
Life (in years)	5 months 12 days
Maximum [Member]
Share-Based Compensation (Details) - Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy [Line Items]
Risk-free interest rate	0.24%
Volatility	32.58%
Life (in years)	2 years 5 months 12 days

[1]	The fair value of the underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.